Segmented Information - Breakdown of Measures of Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Less:
Depreciation	$ 5,948	$ 5,589	$ 5,474
Amortization of intangible assets	81,183	69,399	60,501
Income from operations	209,978	181,124	142,849
Interest expense	(967)	(1,004)	(1,363)
Investment and other income	8,079	11,513	9,666
INCOME BEFORE INCOME TAXES	217,090	191,633	151,152
Income tax expense	53,323	48,360	35,245
NET INCOME	163,767	143,273	115,907
Stock-based compensation and related taxes	22,007	21,098	17,005
Other charges (Note 20)	10,429	7,466	21,649
Adjusted EBITDA	329,545	284,676	247,478
Single reportable segment
Segmented Information
Revenues	728,992	651,000	572,931
Less:
Headcount-related costs, including stock compensation expense	277,666	249,887	226,897
Cost of revenues and network charges (exclusive of other items presented separately)	70,652	67,212	53,797
Third-party software and maintenance	26,191	23,066	19,908
Other segment items	$ 57,374	54,723	63,505
Segment reporting, other segment item, composition, description	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.
Depreciation	$ 5,948	5,589	5,474
Amortization of intangible assets	81,183	69,399	60,501
Total expenses	519,014	469,876	430,082
Income from operations	209,978	181,124	142,849
Interest expense	(967)	(1,004)	(1,363)
Investment and other income	8,079	11,513	9,666
INCOME BEFORE INCOME TAXES	217,090	191,633	151,152
Income tax expense	53,323	48,360	35,245
NET INCOME	$ 163,767	$ 143,273	$ 115,907